EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Cost of service	R$ 3,302	R$ 4,144	R$ 4,441
Interest expense	10,656	11,082	12,162
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	272,959	316,364	305,447
Cost of service	3,302	4,144	4,441
Interest expense	10,656	11,082	12,162
Past service cost	(2,717)	(40,740)	5,769
Contributions from participants	2,088	1,496	1,556
Payment of benefits	(15,331)	(18,655)	(14,230)
Gain (loss) on remeasurement	11,202	(40,841)	(14,452)
Exchange variations	16,830	40,109	15,671
Obligation at the end of the year	R$ 298,989	R$ 272,959	R$ 316,364